COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Commitments

On January 5, 2022, Funan Modern Recycling Agriculture Investment Co., Ltd. (“FMRA”) signed an agreement with AUFP to fund AUFP 115 million RMB ($18.09 million) on the expansion of composting facilities including 6 bunkers and 22 tunnels. According to the agreement, AUFP transfers the land use right of 46,662 square meters which the composting facilities will be constructed on to FMRA and starts to pay rent for 10 years after FMRA delivers the facilities to AUFP legally and in writing. Once Rents and Principal are paid off, FMRA will transfer the land use right and the deed of the composting facilities back to AUFP. All the costs related to the transfer of land use right are paid by FMRA. Rent payment method: the calculations will start from the date of the delivery of the facilities and rent will be paid quarterly. The principal amount will be determined and confirmed in writing by both parties at the time of the facilities delivery; if the parties cannot reach an agreement, the agreement will prevail if there is provisions in the agreement; if there is no agreement, the confirmation by a third-party audit will prevail. AUFP will repay the principal and pay rent on an annual basis. For the first to fifth years, AUFP will pay 4.32% of the total investment (principal amount confirmed) as annual rent to FMRA. From the sixth to the tenth year, AUFP will pay 20% of the determined principal amount each year to repurchase 20% of the shares in the platform company (incorporated by FMRA to own the composting facilities). After AUFP’s payment, FMRA will complete the necessary changes to the industrial and commercial registration of the platform company within one month. Once AUFP starts the payment of principal, the rent will be 4.32% of the remaining principal that AUFP has not pay, as the annual rent. The facilities were under operative testing in 2024. FMRA has not met the conditions of delivery as of December 31, 2024 and the date these consolidated financial statements are issued.

Legal contingencies

The Company is subject to various legal proceedings, claims, and litigation arising in the ordinary course of business operations. These matters are limited to contractual disputes_. It is the opinion of management that the resolution of these matters will not have a material adverse effect on the Company’s Consolidated Financial Statements.

We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our companies or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

On December 2, 2022, Liu Pengpeng filed a lawsuit against AUFP for $66,066. Liu Pengpeng signed a contract with AUFP on installation work and drainage construction. Liu Pengpeng breached the contract and failed to complete the construction work on time which caused a loss to AUFP. On July 7, 2023, Liu Pengpeng withdrew the lawsuit. On November 20, 2023, Liu Pengpeng filed a lawsuit for the same claim. In 2024, the lawsuit was settled and $65,263 of settlement payment was paid.

AUFP filed a lawsuit against Heng Guang Sheng Construction Corporation in 2024. AUFP post advances to suppliers on wrong suppliers and caused overpayment of $280,144 made in 2019. The verdict was ordered and favored AUFP in December of 2024 for the full amount. AUFP collected $104,315 in April, 2025.